Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 5,935,994	¥ 5,502,372
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	4,157,984	4,476,834
Intangible assets arisen from business combination [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	452,258	452,258
Unrealized consolidated earnings [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	434,850	295,637
Effective interest adjustment [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	862,035	260,671
Changes in fair value [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	20,469	16,956
Depreciation of property and equipment [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 8,398	¥ 16